Reportable Segments - Schedule of Segment Reporting, Information On Revenues and Long-lived Assets (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 06, 2018	Jun. 30, 2019	Jun. 06, 2018	Jun. 30, 2019	Dec. 31, 2018
Long-lived asset, Total			$ 354,034		$ 354,034	$ 328,727
Net income	$ (3,965)		11,356		24,530
Production Services [Member]
Long-lived asset, Total			236,641		236,641	219,278
Drilling and Evaluation Services [Member]
Long-lived asset, Total			106,469		106,469	98,163
Unallocated [Member]
Long-lived asset, Total			10,923		10,923	$ 11,286
Successor [Member]
Revenue from operations, Total	44,986		159,899		311,603
Net income	(3,965)		11,356		24,530
Income taxes	(1,029)		4,451		7,394
Interest expense, net	1,900		5,750		9,680
Depreciation and amortization	6,460		21,285		40,589
Total EBITDA	3,366		42,842		82,193
Successor [Member] | Production Services [Member]
Revenue from operations, Total	28,602		95,358		187,471
Total EBITDA	8,770		33,764		65,426
Successor [Member] | Drilling and Evaluation Services [Member]
Revenue from operations, Total	16,384		64,541		124,132
Total EBITDA	1,275		14,943		25,630
Successor [Member] | Unallocated Costs [Member]
Revenue from operations, Total	44,986
Total EBITDA	$ (6,679)		$ (5,865)		$ (8,863)
Predecessor [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total		$ 60,185		$ 137,027
Net income		1,283		6,736
Income taxes		1,359		2,342
Interest expense, net		1,265		4,090
Depreciation and amortization		6,905		17,284
Total EBITDA		10,812		30,452
Predecessor [Member] | Production Services [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total		48,032		112,295
Total EBITDA		15,112		36,836
Predecessor [Member] | Drilling and Evaluation Services [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total		12,153		24,735
Total EBITDA		1,217		3,267
Predecessor [Member] | Unallocated Costs [Member] | NPS Holdings Limited [Member]
Total EBITDA		$ (5,517)		$ (9,651)